Expense Example - PSF PGIM Flexible Managed Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	63	199	346	774	89	278	482	1,073